Fees and Expenses - First Eagle Global Income Builder Fund	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Global Balanced Fund
Expense Narrative [Text Block]

The following information describes the fees and expenses you may pay if you buy, hold and sell shares of the Global Balanced Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

You may qualify for sales charge discounts if you, together with certain related accounts, invest, or agree to invest in the future, at least $25,000 in the Global Balanced Fund. Information about these and other discounts is available from your financial professional and in the How to Purchase Shares and Public Offering Price of Class A Shares sections on pages 25 and 27, respectively, and in the appendix to this Prospectus titled Intermediary-Specific Front-End Sales Load and Waiver Terms.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you, together with certain related accounts, invest, or agree to invest in the future, at least $25,000 in the Global Balanced Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 25,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
	Class A	Class C	Class I	Class R6
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on Purchases (as a percentage of public offering price)	5.00	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of your purchase or redemption price)	1.00*	1.00	None	None
Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management Fees	0.75	0.75	0.75	0.75
Distribution and/or Service (12b-1) Fees	0.25	1.00	None	None
Other Expenses	0.12	0.15	0.16	0.09
Total Annual Operating Expenses (%)	1.12	1.90	0.91	0.84
*	A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares made within 18 months following a purchase of $250,000 or more without an initial sales charge.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class A	Class C	Class I	Class R6
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on Purchases (as a percentage of public offering price)	5.00	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of your purchase or redemption price)	1.00*	1.00	None	None
Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management Fees	0.75	0.75	0.75	0.75
Distribution and/or Service (12b-1) Fees	0.25	1.00	None	None
Other Expenses	0.12	0.15	0.16	0.09
Total Annual Operating Expenses (%)	1.12	1.90	0.91	0.84
*	A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares made within 18 months following a purchase of $250,000 or more without an initial sales charge.

Expenses Deferred Charges [Text Block]	A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares made within 18 months following a purchase of $250,000 or more without an initial sales charge.
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

The following example is intended to help you compare the cost of investing in the Global Balanced Fund with the cost of investing in other mutual funds. This hypothetical example assumes you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem all shares at the end of those periods. The example also assumes the average annual return is 5% and operating expenses remain the same. Please keep in mind your actual costs may be higher or lower.

Expense Example, With Redemption [Table]
Share Status	1 Year	3 Years	5 Years	10 Years
Class A
Sold or Held	$608	$838	$1,086	$1,795
Class C (shares have a one year contingent deferred sales charge)
Sold	$293	$597	$1,026	$2,222
Held	$193	$597	$1,026	$2,222
Class I
Sold or Held	$93	$290	$504	$1,120
Class R6
Sold or Held	$86	$268	$466	$1,037

Expense Example, No Redemption [Table]
Share Status	1 Year	3 Years	5 Years	10 Years
Class A
Sold or Held	$608	$838	$1,086	$1,795
Class C (shares have a one year contingent deferred sales charge)
Sold	$293	$597	$1,026	$2,222
Held	$193	$597	$1,026	$2,222
Class I
Sold or Held	$93	$290	$504	$1,120
Class R6
Sold or Held	$86	$268	$466	$1,037

Portfolio Turnover [Heading]	Portfolio Turnover Rate
Portfolio Turnover [Text Block]

The Global Balanced Fund pays transaction costs when the Fund buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example above, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 12.45% of the average value of its portfolio.

Portfolio Turnover, Rate	12.45%